Other Receivables and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31,	December 31,
	2022	2021
	USD thousands	USD thousands
Government institutions	459	179
Prepaid expenses	1,307	1,348

	1,766	1,527